Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Distributions in Excess of Earnings	Total Aimco Equity	Noncontrolling Interests
Beginning Balances at Dec. 31, 2009	$ 1,534,703	$ 660,500	$ 1,165	$ 3,071,273	$ (1,138)	$ (2,492,082)	$ 1,239,718	$ 294,985
Beginning Balances, Shares at Dec. 31, 2009		24,940,000	116,480,000
Issuance of Preferred Stock, Shares		4,000,000
Issuance of Preferred Stock	94,755	98,101		(3,346)			94,755
Redemption and repurchase of Preferred Stock	(98,000)	(101,000)		4,511		(1,511)	(98,000)
Redemption and repurchase of Preferred Stock, Shares		(4,040,000)
Issuance of Common Stock	14,046		6	14,040			14,046
Issuance of Common Stock, Shares			600,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	6,854							6,854
Redemption of Aimco Operating Partnership units	(3,571)							(3,571)
Officer and employee stock awards and related amounts, net, Shares			(555,000)
Officer and employee stock awards and related amounts, net	2,753		5	2,748			2,753
Amortization of stock option and restricted stock compensation cost	8,182			8,182			8,182
Contributions from noncontrolling interests	7,422							7,422
Adjustment to noncontrolling interests from consolidation of entities	6,324							6,324
Adjustment to noncontrolling interests related to revision of investment balances	(38,718)							(38,718)
Effect of changes in ownership for consolidated entities	(21,858)			(27,391)			(27,391)	5,533
Cumulative effect of a change in accounting principle	23,155					(27,724)	(27,724)	50,879
Change in accumulated other comprehensive loss	(1,105)				(938)		(938)	(167)
Other, net	1,404			279		(751)	(472)	1,876
Other, net, shares			8,000
Net income (loss)	(94,588)					(71,728)	(71,728)	(22,860)
Distributions to noncontrolling interests	(47,827)							(47,827)
Common Stock dividends	(35,080)					(35,080)	(35,080)
Preferred Stock dividends	(52,079)					(52,079)	(52,079)
Ending Balances at Dec. 31, 2010	1,306,772	657,601	1,176	3,070,296	(2,076)	(2,680,955)	1,046,042	260,730
Ending Balances, Shares at Dec. 31, 2010		24,900,000	117,643,000
Issuance of Preferred Stock, Shares		869,000
Issuance of Preferred Stock	19,990	21,075		(1,085)			19,990
Redemption and repurchase of Preferred Stock	(16,366)	(21,562)		1,292		3,904	(16,366)
Redemption and repurchase of Preferred Stock, Shares		(863,000)
Issuance of Common Stock	71,942		29	71,913			71,942
Issuance of Common Stock, Shares			2,914,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	168
Redemption of Aimco Operating Partnership units	(6,059)							(6,059)
Officer and employee stock awards and related amounts, net, Shares			(317,000)
Officer and employee stock awards and related amounts, net	2,107		3	2,094		10	2,107
Amortization of stock option and restricted stock compensation cost, Shares			42,000
Amortization of stock option and restricted stock compensation cost	5,883		1	5,882			5,883
Contributions from noncontrolling interests	12,358							12,358
Effect of changes in ownership for consolidated entities	(22,298)			(52,059)			(52,059)	29,761
Change in accumulated other comprehensive loss	(5,727)				(4,784)		(4,784)	(943)
Other, net	(15)							(15)
Net income (loss)	(64,847)					(57,087)	(57,087)	(7,760)
Distributions to noncontrolling interests	(51,727)							(51,727)
Common Stock dividends	(57,583)					(57,583)	(57,583)
Preferred Stock dividends	(49,756)					(49,756)	(49,756)
Ending Balances at Dec. 31, 2011	1,144,674	657,114	1,209	3,098,333	(6,860)	(2,841,467)	908,329	236,345
Ending Balances, Shares at Dec. 31, 2011		24,906,000	120,916,000
Issuance of Preferred Stock, Shares		405,000
Issuance of Preferred Stock	9,818	10,039		(221)			9,818
Redemption and repurchase of Preferred Stock	(600,938)	(599,039)		20,727		(22,626)	(600,938)
Redemption and repurchase of Preferred Stock, Shares		(24,037,000)
Issuance of Common Stock	594,379		221	594,158			594,379
Issuance of Common Stock, Shares			22,144,000
Aimco Operating Partnership units issued in exchange for noncontrolling interests in consolidated real estate partnerships	4,553
Redemption of Aimco Operating Partnership units	(11,079)							(11,079)
Amortization of stock option and restricted stock compensation cost, Shares			36,000
Amortization of stock option and restricted stock compensation cost	5,223			5,223			5,223
Exercises of stock options, Shares			2,253,000
Exercises of stock options	48,907		24	48,883			48,907
Contributions from noncontrolling interests	2,928							2,928
Effect of changes in ownership for consolidated entities	(53,240)			(54,799)			(54,799)	1,559
Change in accumulated other comprehensive loss	3,433				3,318		3,318	115
Other, net	4,547		2	380		(380)	2	4,545
Other, net, shares			214,000
Net income (loss)	188,865					132,456	132,456	56,409
Distributions to noncontrolling interests	(51,353)							(51,353)
Common Stock dividends	(104,006)					(104,006)	(104,006)
Preferred Stock dividends	(27,264)					(27,264)	(27,264)
Ending Balances at Dec. 31, 2012	$ 1,154,894	$ 68,114	$ 1,456	$ 3,712,684	$ (3,542)	$ (2,863,287)	$ 915,425	$ 239,469
Ending Balances, Shares at Dec. 31, 2012		1,274,000	145,564,000